Note 2 - Cash and Balances Due from Banks	12 Months Ended
Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]

(2) Cash and Balances Due from Banks

Components of cash and balances due from banks are as follows as of December 31:

	2015	2014

Cash on Hand and Cash Items	$9,061,678	$9,974,663
Noninterest-Bearing Deposits with Other Banks	13,194,968	14,498,207

	$22,256,646	$24,472,870

The Company is required to maintain reserve balances in cash or on deposit with the Federal Reserve Bank based on a percentage of deposits. Reserve balances totaled approximately $1,275,000 and $1,278,000 at December 31, 2015 and 2014, respectively.